Related-Party Transactions Advisor Fees (FY) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended			23 Months Ended	32 Months Ended
	Oct. 03, 2017	Oct. 03, 2017	Sep. 19, 2017	Jun. 30, 2018	Jun. 30, 2018	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2017	Aug. 31, 2017
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party							$ 5,454	$ 0	$ 0
Advisory Agreement
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				$ 7,270	$ 13,435		20,301	26,232	11,776
Accounts payable, related parties								2,022
Advisory Agreement | Acquisition Fees
Related Party Transaction [Line Items]
Related party transaction, rate		0.85%									1.00%
Related party transaction, expenses from transactions with related party				902	1,050		1,344	2,342	1,247
Accounts payable, related parties								0
Advisory Agreement | Acquisition Expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				183	213		583	464	208
Accounts payable, related parties								29
Advisory Agreement | Asset Management Fees
Related Party Transaction [Line Items]
Related party transaction, rate	0.85%		0.85%			1.00%				1.00%
Related party transaction, expenses from transactions with related party				5,228	10,317		15,573	19,239	4,601
Accounts payable, related parties								1,687
Advisory Agreement | OP Unit Distribution
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				465	925		1,373	1,866	1,820
Accounts payable, related parties								158
Advisory Agreement | Class B Unit Distribution
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				473	911		1,409	1,576	625
Accounts payable, related parties								148
Advisory Agreement | Financing Fees
Related Party Transaction [Line Items]
Related party transaction, rate											0.75%
Related party transaction, expenses from transactions with related party							0	0	3,228
Accounts payable, related parties								0
Advisory Agreement | Disposition Fees
Related Party Transaction [Line Items]
Related party transaction, rate		1.70%									2.00%
Related party transaction, expenses from transactions with related party				$ 19	$ 19		$ 19	745	$ 47
Accounts payable, related parties								$ 0